Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$29,558,036.43	0.0705442	$13,331,937.97	0.0318185	$16,226,098.46
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$234,888,036.43	0.1828876	$218,661,937.97	0.1702537	$16,226,098.46

Weighted Avg. Coupon (WAC)	3.46%		3.47%
Weighted Avg. Remaining Maturity (WARM)	24.94		24.02
Pool Receivables Balance	$261,429,031.01		$244,619,831.62
Remaining Number of Receivables	32,761		31,994

Adjusted Pool Balance	$254,298,481.23		$238,072,382.77

III. COLLECTIONS

Principal:
Principal Collections	$16,452,138.31
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$258,559.60
Total Principal Collections	$16,710,697.91

Interest:
Interest Collections	$775,527.71
Late Fees & Other Charges	$49,330.77
Interest on Repurchase Principal	$-
Total Interest Collections	$824,858.48

Collection Account Interest	$5,234.38
Reserve Account Interest	$1,152.50
Servicer Advances	$-

Total Collections	$17,541,943.27

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$17,541,943.27
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,541,943.27

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$217,857.53	$-	$217,857.53	$217,857.53
Collection Account Interest					$5,234.38
Late Fees & Other Charges					$49,330.77
Total due to Servicer					$272,422.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$24,878.01		$24,878.01
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$178,108.43		$178,108.43	$178,108.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$16,905,135.08

9. Regular Principal Distribution Amount:					$16,226,098.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$16,226,098.46
Class A-4 Notes		$-
Class A Notes Total:	$16,226,098.46	$16,226,098.46
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$16,226,098.46	$16,226,098.46

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			679,036.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,130,549.78
Beginning Period Amount	$7,130,549.78
Current Period Amortization	$583,100.93
Ending Period Required Amount	$6,547,448.85
Ending Period Amount	$6,547,448.85
Next Distribution Date Required Amount	$5,990,348.67

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.63%	8.15%	8.15%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.32%	31,458	97.49%	$238,479,942.13
30 - 60 Days	1.33%	425	1.98%	$4,844,901.35
61 - 90 Days	0.29%	92	0.44%	$1,076,563.84
91-120 Days	0.06%	19	0.09%	$218,424.30
121 + Days	0.00%	0	0.00%	$-
Total		31,994		$244,619,831.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.68%	536	2.51%	$6,139,889.49
1st Preceding Collection Period	1.75%	574	2.59%	$6,782,527.95
2nd Preceding Collection Period	1.72%	577	2.50%	$6,951,982.05
3rd Preceding Collection Period	1.67%	573	2.40%	$7,097,399.94
Four-Month Average	1.70%		2.50%

Repossession in Current Period		25		$294,051.30
Repossession Inventory		60		$177,048.87

Current Charge-Offs
Gross Principal of Charge-Offs				$357,061.08
Recoveries				$(258,559.60)
Net Loss				$98,501.48

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.45%

Average Pool Balance for Current Period				$253,024,431.31

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.47%
1st Preceding Collection Period				0.73%
2nd Preceding Collection Period				0.70%
3rd Preceding Collection Period				0.12%
Four-Month Average				0.51%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	29	1,995	$31,055,191.17
Recoveries	36	1,806	$(18,513,490.42)
Net Loss			$12,541,700.75
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	22	1,695	$12,613,124.70
Average Net Loss for Receivables that have experienced a Net Loss			$7,441.37

Principal Balance of Extensions			$847,506.74
Number of Extensions			74

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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